Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (4,336)	$ (3,984)	$ (2,846)
Recognized in profit or loss	(2,589)	(616)	(827)
Recognized in other comprehensive income	(1,223)	120	64
Foreign currency translation differences	54	144	(375)
Net liability - end of period	(8,094)	(4,336)	(3,984)
Liabilities				$ (8,094)	$ (4,336)	[1]	$ (3,984)
Assets				0	0		0
NET LIABILITY	$ (8,094)	$ (4,336)	$ (3,984)	(8,094)	(4,336)		(3,984)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				(4,298)	(3,538)		(3,537)
Fair value of plan assets				3,241	2,970		2,760
Surplus (deficit) in plan				(1,057)	(568)		(777)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				$ (7,037)	$ (3,768)		$ (3,207)

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.